Contractual Residual Maturity of Gross Loans (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Wholesale loans USD ($)	Mar. 31, 2012 Wholesale loans INR	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2012 Retail Loans USD ($)	Mar. 31, 2012 Retail Loans INR	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2012 Gross Loans USD ($)	Mar. 31, 2012 Gross Loans INR	Mar. 31, 2011 Gross Loans INR	Mar. 31, 2012 Gross Loans Wholesale loans USD ($)	Mar. 31, 2012 Gross Loans Wholesale loans INR	Mar. 31, 2012 Gross Loans Retail Loans USD ($)	Mar. 31, 2012 Gross Loans Retail Loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year											806,929.8			363,954.8		442,975.0
Over one year through five years											1,055,283.5			278,063.4		777,220.1
Over five years											172,067.9			47,296.2		124,771.7
Total gross loans	$ 39,974.10	2,034,281.20	1,648,750.30	$ 13,545.20	689,314.40	668,605.70	$ 26,428.90	1,344,966.80	980,144.60	$ 39,974.10	2,034,281.20	1,648,750.30	$ 13,545.20	689,314.40	$ 26,428.90	1,344,966.80